EATON VANCE MUNICIPAL BOND FUND L.P.
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipal Bond Fund L.P. (the "Registrant") (1933 Act File No. 002-60210) certifies (a) that the form of prospectus and statement of additional information dated May 1, 1997 used with respect to the Registrant, does not differ materially from those contained in Post-Effective Amendment No. 23 ("Amendment No. 23") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 23 was filed electronically with the Commission (Accession No. 0000950156-97-000404) on April 23, 1997.

                                            EATON VANCE MUNICIPAL BOND FUND L.P.



                                       By:/s/ Eric G. Woodbury
                                           Eric G. Woodbury, Assistant Secretary

Date:  May 2, 1997